SHARE-BASED COMPENSATION - Ordinary shares issued to management employees (Details) - Ordinary Shares	1 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of majority owned subsidiaries obtained from the non controlling shareholders | item		3
Cash consideration for subsidiaries obtained from minority shareholders		¥ 16,095,169
Purchase of the non-controlling interests of the Group's subsidiaries (in shares) | shares		3,501,087
Share-based compensation expenses			¥ 5,071,378
Cash paid to acquire subsidiaries' equity interests held by noncontrolling shareholders	¥ 16,095,169